Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended
	Apr. 15, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000166436
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,020	$ 10,500	$ 10,470	$ 11,200	$ 11,809	$ 12,418	$ 13,077	$ 12,974	$ 12,933	$ 13,478	$ 11,770	$ 13,329	$ 13,873	$ 13,884	$ 15,026	$ 12,023	$ 14,284	$ 15,440	$ 17,332	$ 17,900	$ 19,175	$ 19,175	$ 20,738	$ 19,389	$ 16,668	$ 15,481	$ 17,197	$ 18,319	$ 19,402	$ 18,985	$ 21,270	$ 23,272	$ 23,662	$ 25,166	$ 25,085	$ 25,085	$ 27,801	$ 29,691	$ 30,746
C000166438
Account Value [Line Items]
Accumulated Value	500,000	501,000	525,500	523,477	560,542	591,514	621,978	654,996	650,358	648,296	675,609	589,993	668,273	696,118	696,643	754,547	603,744	717,779	775,862	871,392	900,438	965,523	965,523	1,044,609	977,320	840,028	780,879	867,258	924,592	979,290	958,201	1,074,055	1,175,958	1,196,338	1,272,426	1,268,552	1,269,970	1,407,532	1,504,677	1,558,304
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	10,000	9,955	10,482	10,607	11,340	11,824	12,437	13,150	13,023	13,093	13,653	11,912	13,362	13,845	13,841	15,080	11,858	14,137	15,286	17,531	18,333	19,688	19,480	20,781	19,667	16,587	15,456	16,965	18,204	19,329	18,671	20,731	22,431	23,074	24,600	24,357	24,034	26,805	28,848	29,798
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 497,727	$ 524,116	$ 530,350	$ 566,988	$ 591,216	$ 621,854	$ 657,486	$ 651,164	$ 654,639	$ 682,637	$ 595,588	$ 668,101	$ 692,232	$ 692,053	$ 753,999	$ 592,905	$ 706,855	$ 764,325	$ 876,560	$ 916,631	$ 984,400	$ 974,022	$ 1,039,051	$ 983,350	$ 829,352	$ 772,793	$ 848,240	$ 910,211	$ 966,437	$ 933,553	$ 1,036,565	$ 1,121,525	$ 1,153,705	$ 1,230,009	$ 1,217,846	$ 1,201,716	$ 1,340,233	$ 1,442,396	$ 1,489,882